INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Breakdown of income tax payable, net (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income tax disclosure
Income tax payables	$ 314	$ 27,129
Telecom Argentinas
Income tax disclosure
Income tax payables		26,811
Nucleos
Income tax disclosure
Income tax payables	251	208
Adesol
Income tax disclosure
Income tax payables	20	92
Telecom USA
Income tax disclosure
Income tax payables		2
PEM
Income tax disclosure
Income tax payables	2	$ 16
Opalker
Income tax disclosure
Income tax payables	1
NYSSA
Income tax disclosure
Income tax payables	$ 40